REVENUE - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 JPY (¥)	Apr. 01, 2018 JPY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 JPY (¥)
REVENUE
Total revenue	¥ 11,254,626	¥ 12,144,243	¥ 11,220,775
Trade accounts receivable				$ 2,584,550	¥ 2,584,550	¥ 2,583,309	$ 2,549,128	¥ 2,549,128
Deferred revenues				$ 922		¥ 9,216	$ 9,216
AI Solutions
REVENUE
Remaining performance obligation					¥ 41,083